Discontinued Operations (Details) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Jan. 31, 2011	May 31, 2010	Jun. 30, 2019	Dec. 31, 2011	Dec. 31, 2019	Dec. 31, 2018
Discontinued Operations [Line Items]
Goodwill impairment loss					$ 0	$ 16,369,000
Changyou [Member]
Discontinued Operations [Line Items]
Total cash consideration					$ 0
Changyou [Member] | Shanghai Jingmao Culture Communication Co., Ltd. ("Shanghai Jingmao") and its affiliate [Member] | Cinema Advertising [Member]
Discontinued Operations [Line Items]
Total cash consideration	$ 3,000,000
Goodwill impairment loss				$ 5,200,000
Asset impairment charge			$ 17,000,000
Changyou [Member] | Shanghai Jingmao Culture Communication Co., Ltd. ("Shanghai Jingmao") and its affiliate [Member] | Shanghai Jingmao Culture Communication Co., Ltd. ("Shanghai Jingmao") and its affiliate [Member] | Cinema Advertising [Member]
Discontinued Operations [Line Items]
Percentage of acquired equity interests	50.00%	50.00%